CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (63,312)	$ (16,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	3,505	738
Gain on change in fair value of SAFE and warrant liabilities	(20,979)	(60)
Loss on change in fair value of the prepaid forward contract and the Fixed Maturity Consideration	51,109	0
Provision for losses on trade and other receivables	800	0
Depreciation of property, plant and equipment	1,257	1,059
Non-cash lease expense	532	438
Non-cash recognition of licensing revenue	(553)	(540)
Loss from equity method investees, net	608	282
Net foreign exchange (gain) loss	(171)	65
Changes in operating assets and liabilities:
Accounts receivable, net	1,618	808
Contract assets	(408)	(4,792)
Other assets	(8,593)	(1,807)
Accounts payable and accrued salaries and wages	1,692	1,113
Contract liabilities	(60)	299
Operating lease liabilities	(667)	(491)
Other liabilities	(188)	1,548
Net cash used in operating activities	(33,810)	(18,118)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(1,367)	(1,891)
Purchase of debt securities	(49,103)	0
Forward purchase option derivative purchase	(60,096)	0
Net cash used in investing activities	(110,566)	(1,891)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	746	7
Proceeds from the Business Combination and PIPE, net of transaction expenses (Note 3)	213,381	0
Repurchase of equity instruments of the Company	(7,650)	0
Net cash provided by financing activities	206,477	7
Net increase (decrease) in cash, cash equivalents and restricted cash	62,101	(20,002)
Cash, cash equivalents and restricted cash at beginning of period	83,710	128,732
Effects of currency translation on cash, cash equivalents and restricted cash	(25)	(103)
Cash, cash equivalents and restricted cash at end of period	145,786	108,627
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment under accounts payable	234	60
Reclassification of capitalized costs related to the business combination to equity	1,514	0
Cashless conversion of warrants on preferred shares	5,890	0
Recognition of public and private warrant liabilities in the Business Combination	4,624	0
Reclassification of AM SAFE warrant to equity	1,800	0
Conversion of AM SAFE liability into common stock	29,730	0
Conversion of Legacy LanzaTech NZ, Inc. preferred stock and in-kind dividend into common stock	$ 722,160	$ 0